Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash
3. Cash, Cash Equivalents, and Restricted Cash
Cash, cash equivalents, and restricted cash reported within the accompanying consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying consolidated statements of cash flows consisted of the following (in thousands):

	December 31,
	2021	2020
Cash	$33,581	$24,657
Cash equivalents:	$247,500	$38,575

Cash and cash equivalents	$281,081	$63,232
Restricted cash included in prepaid expenses and other current assets	$—	$1,000
Restricted cash	$16,462	$10,461

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$297,543	$74,693